FAIR VALUE OF ASSETS AND LIABILITIES (Schedule of the Fair Value Hierarchy) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets
Loans at fair value	$ 156,366	¥ 1,075,097	¥ 791,681
Available-for-sale investments	121,077	832,465	963,253
Liabilities
Payable to investors at fair value	$ 1,119	7,693	113,445
Recurring
Assets
Cash and cash equivalents		2,028,748	1,857,175
Restricted cash		102,163	1,805,693
Loans at fair value		1,075,097	791,681
Available-for-sale investments		832,465	963,253
Total Assets		4,038,473	5,417,802
Liabilities
Payable to investors at fair value		7,693	113,445
Total Liabilities		7,693	113,445
Recurring | Level 1 Inputs
Assets
Cash and cash equivalents		2,028,748	1,857,175
Restricted cash		102,163	1,805,693
Available-for-sale investments		82,465	34,753
Total Assets		2,213,376	3,697,621
Recurring | Level 2 Inputs
Assets
Available-for-sale investments		750,000	928,500
Total Assets		750,000	928,500
Recurring | Level 3 Inputs
Assets
Loans at fair value		1,075,097	791,681
Total Assets		1,075,097	791,681
Liabilities
Payable to investors at fair value		7,693	113,445
Total Liabilities		¥ 7,693	¥ 113,445